Nature of Business And Operations - Additional Information (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 11, 2021 USD ($) $ / shares shares	Jun. 03, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) Number shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Number of owned medical centers | Number					90
Number of service providers | Number					280
Number of physicians | Number					800
Revenues			$ 393,163,000	$ 171,206,000	$ 673,298,000	$ 306,504,000
Minimum | Emerging Growth Status Will Not Be Retained
Revenues							$ 1,070,000,000.00
Minimum | Convertible Debt Securities | Emerging Growth Status Will Not Be Retained
Debt securities issued							1,000,000,000.0
Minimum | Non Convertible Debt Securities | Emerging Growth Status Will Not Be Retained
Debt securities issued							$ 1,000,000,000.0
Minimum | Convertible and Non Convertible Debt | Emerging Growth Status Will Not Be Retained
Period over which the debt instruments are issued							3 years
Primary Care ITC Intermediate Holdings LLC
Percentage of controlling ownership		35.10%
Percentage of non controlling ownership		64.90%
Business combination, consideration transferred		$ 3,534,900,000
Payment to acquire business		$ 466,500,000
Primary Care ITC Intermediate Holdings LLC
Business acquistion share price | $ / shares		$ 10.00
Business acquistion equity interests issued or issuable shares | shares		3,068,400,000
Jaws Acquisition Corp
Business combination, consideration transferred					935,362,000
Payment to acquire business					690,705,000
Stock shares redeemed during the period | shares		6,509
Payments for Repurchase of Redeemable Noncontrolling Interest		$ 65,090
University Health Care And Its Affiliates
Business combination, consideration transferred	$ 611,120,000
Payment to acquire business	$ 541,500,000
Revenues			$ 30,600,000		$ 16,100,000
University Health Care And Its Affiliates | Primary Care ITC Intermediate Holdings LLC
Percentage of controlling ownership	35.70%		35.70%		35.70%
Percentage of non controlling ownership	64.30%		64.30%		64.30%
Business acquistion share price | $ / shares	$ 14.79
Business combination, consideration transferred	$ 611,100,000
Business acquistion equity interests issued or issuable shares | shares	4,100,000
Class B common stock | Primary Care ITC Intermediate Holdings LLC
Business acquisition, Number of shares exchanged | shares			17,250,000		17,250,000
Stock issued during period, acquisitions | shares					306,800,000
Common stock, voting rights					one vote
Business acquistion equity interests issued or issuable shares | shares		306,800,000
Class A common stock | Private Placement
Stock issued during period shares | shares					80,000,000.0
Proceeds from private placement					$ 800,000,000.0
Class A common stock | Primary Care ITC Intermediate Holdings LLC
Business acquisition, Number of shares exchanged | shares			69,000,000.0		69,000,000.0
Class A common stock | Jaws Acquisition Corp
Stock shares redeemed during the period | shares					6,509
Class A common stock | University Health Care And Its Affiliates
Business acquistion equity interests issued or issuable shares | shares	4,055,698